Note 3 - Loans Held for Investment - Summary of Loans Held for Investment (Details) $ in Thousands		9 Months Ended
		Sep. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)
Outstanding Face Amount		$ 897,957
Carrying Value		$ 964,159 [1]
Loan count		32
Weighted average, fixed rate	[2]	100.00%
Weighted average, coupon	[3]	5.03%
Weighted average, life (Year)	[4]	7 years 193 days
SFR Loans [Member]
Outstanding Face Amount		$ 861,580
Carrying Value	[1]	$ 927,632
Loan count		27
Weighted average, fixed rate	[2]	100.00%
Weighted average, coupon	[3]	4.91%
Weighted average, life (Year)	[4]	7 years 219 days
Mezzanine Loan [Member]
Outstanding Face Amount		$ 7,500
Carrying Value	[1]	$ 7,500
Loan count		1
Weighted average, fixed rate	[2]	100.00%
Weighted average, coupon	[3]	6.50%
Weighted average, life (Year)	[4]	2 years 273 days
Preferred Equity [Member]
Outstanding Face Amount		$ 28,877
Carrying Value	[1]	$ 29,027
Loan count		4
Weighted average, fixed rate	[2]	100.00%
Weighted average, coupon	[3]	8.04%
Weighted average, life (Year)	[4]	6 years 171 days

[1]	Carrying value includes the outstanding face amount plus unamortized purchase premiums/discounts and any allowance for loan losses.
[2]	The weighted-average fixed rate is weighted on current principal balance.
[3]	The weighted-average coupon is weighted on current principal balance.
[4]	The weighted-average life is weighted on current principal balance and assumes no prepayments. The maturity date for preferred equity investments represents the maturity date of the senior mortgage, as the preferred equity investments require repayment upon the sale or refinancing of the asset.